Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Bank Premises and Equipment [Abstract]
Summary of Premises and Equipment
A summary of premises and equipment at December 31, 2022 and 2021 follows:

(dollars in thousands)
	2022	2021
Land	$2,426	$2,443
Buildings	36,260	36,327
Furniture, fixtures and equipment	60,320	58,163
Leasehold improvements	34,860	33,918
Total bank premises and equipment	133,866	130,851
Accumulated depreciation and amortization	(101,310)	(97,824)
Total	$32,556	$33,027